Financial instruments - Renegotiated Portfolio and Impairment Provision for Doubtful Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Total Gross Book Value	$ 606,137	$ 907,181
Impairment provision for doubtful receivables
Financial instruments [Line Items]
Impairment Estimate	639	202	$ 3,369
Trade receivables due from related parties
Financial instruments [Line Items]
Total Gross Book Value	29,374	44,053
Trade receivables due from related parties | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 668	$ 800
Current
Financial instruments [Line Items]
Expected Loss Rate on	0.00%	0.00%
Total Gross Book Value	$ 512,474	$ 758,781
Current | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 989	$ 1,007
1 to 30 days
Financial instruments [Line Items]
Expected Loss Rate on	1.00%	2.00%
Total Gross Book Value	$ 16,619	$ 18,732
1 to 30 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 163	$ 422
31 to 60 days
Financial instruments [Line Items]
Expected Loss Rate on	2.00%	7.00%
Total Gross Book Value	$ 6,294	$ 2,684
31 to 60 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 138	$ 197
61 to 90 days
Financial instruments [Line Items]
Expected Loss Rate on	5.00%	2.00%
Total Gross Book Value	$ 558	$ 3,509
61 to 90 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 26	$ 67
Over 90 days
Financial instruments [Line Items]
Expected Loss Rate on	27.00%	39.00%
Total Gross Book Value	$ 4,003	$ 3,961
Over 90 days | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	1,080	1,552
Trade
Financial instruments [Line Items]
Total Gross Book Value	539,948	787,667
Trade | Impairment provision for doubtful receivables | Financial instruments credit-impaired [member]
Financial instruments [Line Items]
Impairment Estimate	$ 2,396	$ 3,245